                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-8246

Exact name of registrant as specified in charter:

Delaware Investments Global Dividend and Income Fund, Inc.

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: 11/30

Date of reporting period: 5/31

Item 1. Reports to Stockholders


                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
CLOSED-END                                A member of Lincoln Financial Group(R)






Semiannual Report 2003
--------------------------------------------------------------------------------
                  DELAWARE INVESTMENTS GLOBAL
                  DIVIDEND AND INCOME FUND, INC.




[Graphic Omitted: Logo] POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS
---------------------------------------------------
FINANCIAL STATEMENTS:
   Statement of Net Assets                       1
   Statement of Operations                       8
   Statements of Changes in Net Assets           9
   Statement of Cash Flows                       9
   Financial Highlights                         10
   Notes to Financial Statements                11
---------------------------------------------------





Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2003 Delaware Distributors, L.P.

Statement             Delaware Investments Global Dividend and Income Fund, Inc.
   OF NET ASSETS      May 31, 2003 (Unaudited)


                                                       Number of      Market
                                                        Shares     Value (U.S.$)
--------------------------------------------------------------------------------
Common Stock - 60.43%
--------------------------------------------------------------------------------
Aerospace & Defense - 0.69%
  Raytheon                                               14,500    $  464,580
                                                                   ----------
                                                                      464,580
                                                                   ----------
Automobiles & Automotive Parts - 0.82%
  General Motors                                         10,200       360,366
  GKN                                                    56,000       186,998
                                                                   ----------
                                                                      547,364
                                                                   ----------
Banking, Finance & Insurance - 10.79%
  Aviva                                                  40,981       298,544
  Banco Santander Central Hispano                        39,771       318,412
  Bank of America                                         8,300       615,860
  Bayerische Hypo Vereinsbank                            13,011       178,279
  Friedman Billings Ramsey Group                         25,940       345,002
  HBOS                                                   38,912       453,220
  ING Groep NV                                           21,489       344,079
  IntesaBci                                             173,225       550,906
  J.P. Morgan Chase                                      17,900       588,194
  Lloyds TSB Group                                       51,257       374,511
  Mellon Financial                                       20,700       562,419
  Morgan Stanley & Co.                                   15,800       722,850
  National Australia Bank                                23,285       504,870
  Sanlam                                                243,434       198,134
  Societe Generale - Class A                              7,479       456,240
  Wells Fargo                                            15,100       729,329
                                                                   ----------
                                                                    7,240,849
                                                                   ----------
Building & Materials - 1.30%
  Compagnie de Saint Gobain                              12,800       485,319
  CSR                                                    45,172        54,752
  Rinker Group                                           12,746        38,207
  Wharf Holdings                                        153,000       295,171
                                                                   ----------
                                                                      873,449
                                                                   ----------
Chemicals - 2.81%
  Air Products & Chemicals                               11,000       479,490
  Bayer                                                  16,433       335,395
  Dow Chemical                                           25,500       810,900
  Orica                                                  39,363       257,763
                                                                   ----------
                                                                    1,883,548
                                                                   ----------
Computers & Technology - 1.48%
  International Business Machines                         5,100       449,004
  Pitney Bowes                                           14,100       541,581
                                                                   ----------
                                                                      990,585
                                                                   ----------
Consumer Products - 1.35%
  Kimberly-Clark                                         10,000       519,300
  Procter & Gamble                                        4,200       385,644
                                                                   ----------
                                                                      904,944
                                                                   ----------
Electronics & Electrical Equipment - 1.77%
  Canon                                                   6,000       255,490
  Emerson Electric                                       10,000       523,000
  Hong Kong Electric                                    103,000       410,745
                                                                   ----------
                                                                    1,189,235
                                                                   ----------

                                                       Number of      Market
                                                        Shares     Value (U.S.$)
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Energy - 3.50%
  ChevronTexaco                                           8,300    $  588,803
  ConocoPhillips                                          9,821       530,039
  Kerr-McGee                                             11,600       551,928
  Royal Dutch Petroleum                                   9,230       420,384
  Sasol                                                  22,137       260,125
                                                                   ----------
                                                                    2,351,279
                                                                   ----------
Food, Beverage & Tobacco - 4.73%
  Foster's Group                                        178,521       499,404
 *General Mills                                          14,300       668,954
  Heinz (H.J.)                                           22,000       727,540
  Kellogg                                                14,500       510,400
++Mitchells & Butlers                                    41,125       142,166
  PepsiCo                                                14,200       627,640
                                                                   ----------
                                                                    3,176,104
                                                                   ----------
Healthcare & Pharmaceuticals - 5.13%
  Abbott Laboratories                                    12,500       556,875
  Biomet                                                 15,900       437,250
  Bristol-Myers Squibb                                   22,200       568,320
  Eisai Co.                                               9,700       202,249
  GlaxoSmithKline                                        24,406       486,895
  Merck & Co.                                            10,400       578,032
  Wyeth                                                  14,000       613,900
                                                                   ----------
                                                                    3,443,521
                                                                   ----------
Industrial Machinery - 1.13%
  Brambles Industries                                    71,495       185,624
 *Caterpillar                                            11,000       573,650
                                                                   ----------
                                                                      759,274
                                                                   ----------
Investment Companies - 0.83%
 *Gladstone Capital                                      29,200       560,348
                                                                   ----------
                                                                      560,348
                                                                   ----------
Leisure, Lodging & Entertainment - 0.43%
++Intercontinental Hotels                                41,125       291,238
                                                                   ----------
                                                                      291,238
                                                                   ----------
Metals & Mining - 0.56%
  Rio Tinto                                              18,880       373,648
                                                                   ----------
                                                                      373,648
                                                                   ----------
Paper & Forest Products - 2.11%
  Amcor                                                  78,646       422,555
  Carter Holt Harvey                                     18,731        17,213
  International Paper                                    16,400       601,388
 *Weyerhaeuser                                            7,500       377,850
                                                                   ----------
                                                                    1,419,006
                                                                   ----------
Real Estate - 9.97%
  AMB Property                                           18,300       501,603
  Apartment Investment & Management                      14,500       510,835
  Camden Property Trust                                  10,000       347,400
  Duke Realty                                            26,000       737,879
  Liberty Property Trust                                 21,042       700,067

Statement                                   Delaware Investments Global Dividend
   OF NET ASSETS (CONTINUED)                and Income Fund, Inc.



                                                       Number of      Market
                                                        Shares     Value (U.S.$)
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Common Stock (continued)
   Real Estate (continued)
  *Macerich                                              18,000   $   621,000
   Pan Pacific Retail Properties                         17,600       691,504
   Prentiss Properties Trust                             21,308       614,949
   Ramco-Gershenson Properties                           18,400       430,376
  *Reckson Associates Realty                             28,100       569,025
  *Simon Property Group                                   8,000       300,960
   Starwood Hotels & Resorts Worldwide                   17,000       492,660
   Sun Communities                                        4,400       173,404
                                                                  -----------
                                                                    6,691,662
                                                                  -----------
Retail - 2.28%
   Boots Group                                           55,874       564,581
   Coles Myer                                            91,055       398,668
   GUS                                                   52,478       540,649
*++Kmart Holdings                                         1,602        25,472
                                                                  -----------
                                                                    1,529,370
                                                                  -----------
Telecommunications - 3.65%
  *BellSouth                                             12,000       318,120
   Cable & Wireless                                      50,300        84,057
   Telecom Corporation of New Zealand                   189,000       579,830
 ++Telefonica                                            45,877       519,832
   Telstra                                              153,982       454,217
   Verizon Communications                                13,054       494,094
                                                                  -----------
                                                                    2,450,150
                                                                  -----------
Transportation & Shipping - 1.57%
 ++British Airways                                       93,000       214,958
   Union Pacific                                         10,000       609,900
   West Japan Railway                                        63       227,479
                                                                  -----------
                                                                    1,052,337
                                                                  -----------
Utilities - 3.53%
   BG Group                                             113,689       506,004
   Dominion Resources                                     8,900       560,701
   Electrabel                                             1,237       314,861
   Endesa                                                 5,134        82,359
   Iberdrola                                             29,226       510,800
   RWE                                                   13,740       398,351
                                                                  -----------
                                                                    2,373,076
                                                                  -----------
Total Common Stock
   (cost $40,220,885)                                              40,565,567
                                                                  -----------

--------------------------------------------------------------------------------
Convertible Preferred Stock - 5.77%
--------------------------------------------------------------------------------
Aerospace & Defense - 0.57%
  *Northrop Grumman 7.25%                                 3,850       384,808
                                                                  -----------
                                                                      384,808
                                                                  -----------
Banking, Finance & Insurance - 2.13%
  *Sovereign Bancorp 7.50%                               13,000     1,131,000
   Travelers Property Casualty 4.50%                     12,000       299,400
                                                                  -----------
                                                                    1,430,400
                                                                  -----------

                                                       Number of      Market
                                                        Shares     Value (U.S.$)
--------------------------------------------------------------------------------
Convertible Preferred Stock (continued)
--------------------------------------------------------------------------------
Environmental Services - 0.35%
  Allied Waste Industries 6.25%                           4,000    $  236,000
                                                                   ----------
                                                                      236,000
                                                                   ----------
Real Estate - 2.11%
  General Growth Properties 7.25%                        38,700     1,416,033
                                                                   ----------
                                                                    1,416,033
                                                                   ----------
Transportation & Shipping - 0.61%
 +Union Pacific Capital Trust
  TIDES 144A 6.25%                                        7,891       408,359
                                                                   ----------
                                                                      408,359
                                                                   ----------
Total Convertible Preferred Stock
  (cost $2,828,250)                                                 3,875,600
                                                                   ----------

--------------------------------------------------------------------------------
Preferred Stock - 2.17%
--------------------------------------------------------------------------------
Cable, Media & Publishing - 0.12%
 *CSC Holdings 11.75%                                       800        83,800
                                                                   ----------
                                                                       83,800
                                                                   ----------
Metals & Mining - 0.01%
++Weirton Steel                                           8,550         4,361
                                                                   ----------
                                                                        4,361
                                                                   ----------
Real Estate - 1.42%
  LaSalle Hotel Properties 10.25%                        23,500       646,285
  Ramco-Gershenson Properties 9.50%                      11,500       307,510
                                                                   ----------
                                                                      953,795
                                                                   ----------
Utilities - 0.62%
  Public Service Enterprise Group 10.25%                  6,800       413,100
                                                                   ----------
                                                                      413,100
                                                                   ----------
Total Preferred Stock (cost $1,344,610)                             1,455,056
                                                                   ----------
                                                       Principal
                                                        Amount**
--------------------------------------------------------------------------------
Convertible Bonds - 4.81%
--------------------------------------------------------------------------------
Automobiles & Automotive Parts - 1.30%
  MascoTech 4.50% 12/15/03                      USD     900,000       868,499
                                                                   ----------
                                                                      868,499
                                                                   ----------
Computers & Technology - 0.41%
 +Mercury Interactive 144A 4.75% 7/1/07                 275,000       275,688
                                                                   ----------
                                                                      275,688
                                                                   ----------
Energy - 0.31%
  Duke Energy 1.75% 5/15/23                             200,000       209,000
                                                                   ----------
                                                                      209,000
                                                                   ----------
Leisure, Lodging & Entertainment - 0.20%
 +Regal Entertainment
    144A 3.75% 5/15/08                                  130,000       136,175
                                                                   ----------
                                                                      136,175
                                                                   ----------

Statement                                   Delaware Investments Global Dividend
   OF NET ASSETS (CONTINUED)                and Income Fund, Inc.



                                                       Principal      Market
                                                        Amount**   Value (U.S.$)
--------------------------------------------------------------------------------
Convertible Bonds (continued)
--------------------------------------------------------------------------------
Miscellaneous - 0.16%
*+Tyco International Group
    144A 2.75% 1/15/18                          USD     100,000   $  107,375
                                                                   ----------
                                                                      107,375
                                                                   ----------
Retail - 0.99%
 +Gap 144A 5.75% 3/15/09                                500,000       665,000
                                                                   ----------
                                                                      665,000
                                                                   ----------
Telecommunications - 0.30%
 +Nextel Partners 144A 1.50% 11/15/08                   200,000       203,500
                                                                   ----------
                                                                      203,500
                                                                   ----------
Transportation & Shipping - 0.80%
  Continental Airlines 4.50% 2/1/07                     750,000       537,188
                                                                   ----------
                                                                      537,188
                                                                   ----------
Utilities - 0.34%
 +Centerpoint Energy 144A 3.75% 5/15/23                 200,000       227,000
                                                                   ----------
                                                                      227,000
                                                                   ----------
Total Convertible Bonds (cost $3,094,913)                           3,229,425
                                                                   ----------
--------------------------------------------------------------------------------
Non-Convertible Bonds - 14.68%
--------------------------------------------------------------------------------
Automobiles & Automotive Parts - 0.18%
 +Advanced Accessory Systems
    144A 10.75% 6/15/11                                  40,000        41,000
  CSK Auto 12.00% 6/15/06                                70,000        77,350
                                                                   ----------
                                                                      118,350
                                                                   ----------
Banking, Finance & Insurance - 0.56%
  Athena Nuerosciences Finance
    7.25% 2/21/08                                        85,000        68,851
 +Bluewater Finance 144A 10.25% 2/15/12                  30,000        30,450
 +Crum & Forster 144A 10.375% 6/15/13                    40,000        39,100
 +Farmers Exchange Capital
    144A 7.20% 7/15/48                                   30,000        24,284
 +Farmers Insurance Exchange
    144A 8.625% 5/1/24                                   15,000        13,838
  Finova Group 7.50% 11/15/09                           130,000        53,625
 +Gemstone Investor 144A 7.71% 10/31/04                  45,000        44,100
 +Interline Brands 144A 11.50% 5/15/11                   35,000        36,050
  Tig Holdings 8.125% 4/15/05                            55,000        51,975
 +Zurich Capital Trust I 144A
    8.376% 6/1/37                                        15,000        16,445
                                                                   ----------
                                                                      378,718
                                                                   ----------
Building & Materials - 0.63%
 *Foster Wheeler 6.75% 11/15/05                         105,000        75,075
 *K Hovnanian Enterprises 7.75% 5/15/13                  55,000        56,238
 +Lone Star Industries
    144A 8.85% 6/15/05                                   60,000        59,100
  Schuler Homes 10.50% 7/15/11                           55,000        61,875
  Standard Pacific 9.25% 4/15/12                         55,000        59,400
  Technical Olympic USA 10.375% 7/1/12                   60,000        63,000
 *United States Steel 9.75% 5/15/10                      50,000        49,750
                                                                   ----------
                                                                      424,438
                                                                   ----------

                                                       Principal      Market
                                                        Amount**   Value (U.S.$)
--------------------------------------------------------------------------------
Non-Convertible Bonds (continued)
--------------------------------------------------------------------------------
Cable, Media & Publishing - 2.23%
  American Media Operation
    10.25% 5/1/09                               USD      55,000    $   59,813
  Charter Communications
   *10.75% 10/1/09                                      205,000       150,674
   #13.50% 1/15/11                                      330,000       160,049
  CSC Holdings 10.50% 5/15/16                           135,000       150,862
 *Dex Media East LLC 12.125% 11/15/12                    95,000       111,624
 +DirecTV Holdings 144A 8.375% 3/15/13                   55,000        61,188
  Echostar DBS 10.375% 10/1/07                           90,000        99,788
 +Hollinger 144A 11.875% 3/1/11                          45,000        47,475
 +Lamar Media 144A 7.25% 1/1/13                          35,000        36,281
 *Lodgenet Entertainment 10.25% 12/15/06                 85,000        86,700
  Mediacom Broadband 11.00% 7/15/13                      70,000        77,350
  Nextmedia Operating 10.75% 7/1/11                      75,000        82,500
  PanAmSat 8.50% 2/1/12                                  45,000        48,375
 +PEI Holdings 144A 11.00% 3/15/10                       45,000        49,275
 +RH Donnelley Finance 144A
    10.875% 12/15/12                                     30,000        34,125
  Vertis
    10.875% 6/15/09                                      85,000        82,450
 +144A 9.75% 4/1/09                                      45,000        46,238
 +Vivendi Universal 144A 9.25% 4/15/10                   40,000        45,650
 #XM Satellite Radio 14.00% 12/31/09                     95,000        69,113
                                                                   ----------
                                                                    1,499,530
                                                                   ----------
Chemicals - 0.93%
*+Huntsman International
    144A 9.875% 3/1/09                                  100,000       102,500
  IMC Global
    6.55% 1/15/05                                        25,000        25,000
    7.625% 11/1/05                                       70,000        71,050
 *Lyondell Chemical 9.50% 12/15/08                       45,000        43,313
  MacDermid 9.125% 7/15/11                               60,000        66,900
 +Omnova Solutions 144A 11.25% 6/1/10                   105,000       109,725
 +Polyone Corporate 144A
    10.625% 5/15/10                                      35,000        33,425
*+Rhodia SA 144A 8.875% 6/1/11                           65,000        65,650
  SOI Funding 11.25% 7/15/09                             55,000        45,375
 *Solutia 6.72% 10/15/37                                 85,000        62,475
                                                                   ----------
                                                                      625,413
                                                                   ----------
Computers & Technology - 0.06%
 +Amkor Technologies 144A
    7.75% 5/15/13                                        25,000        23,844
  Asat Finance 12.50% 11/1/06                            22,750        18,314
                                                                   ----------
                                                                       42,158
                                                                   ----------
Consumer Products - 0.65%
 *American Greetings 11.75% 7/15/08                     110,000       128,013
 +Jafra Cosmetics 144A 10.75% 5/15/11                    75,000        76,875
 +Levi Strauss 144A 12.25% 12/15/12                      55,000        46,200
 +Phillips Van Heusen 144A 8.125% 5/1/13                 35,000        36,050
 *Salton 12.25% 4/15/08                                  95,000        89,775
  Samsonite 10.75% 6/15/08                               55,000        55,275
  Venture Holdings Trust 12.00% 6/1/09                   95,000         1,900
                                                                   ----------
                                                                      434,088
                                                                   ----------

Statement                                   Delaware Investments Global Dividend
   OF NET ASSETS (CONTINUED)                and Income Fund, Inc.



                                                       Principal      Market
                                                        Amount**   Value (U.S.$)
--------------------------------------------------------------------------------
Non-Convertible Bonds (continued)
--------------------------------------------------------------------------------
Consumer Services - 0.27%
   Alderwoods Group 12.25% 1/2/09               USD      80,000    $   83,600
  +Brickman Group 144A 11.75% 12/15/09                   30,000        33,525
   Corrections Corporate 7.50% 5/1/11                    65,000        66,788
                                                                   ----------
                                                                      183,913
                                                                   ----------
Electronics & Electrical Equipment - 0.23%
  +Sanmina - SCI Corp
     144A 10.375% 1/15/10                               140,000       156,100
                                                                   ----------
                                                                      156,100
                                                                   ----------
Energy - 1.80%
  +Citgo Petroleum 144A 11.375% 2/1/11                  105,000       117,600
   Dynegy Holdings
    *6.75% 12/15/05                                      30,000        27,450
     6.875% 4/1/11                                       30,000        24,150
  *El Paso 7.00% 5/15/11                                 45,000        38,925
   El Paso Natural Gas
     6.75% 11/15/03                                      40,000        40,250
    +144A 8.375% 6/15/32                                 30,000        30,750
 *+El Paso Production 144A 7.75% 6/1/13                 135,000       134,662
  +Frontier Escrow 144A 8.00% 4/15/13                    75,000        77,438
  *Hanover Equipment Trust 8.50% 9/1/08                  55,000        56,375
   Key Energy Service 6.375% 5/1/13                     120,000       122,099
+++Petroleum Geo-Services 6.25% 11/19/03                 60,000        36,300
  +Semco Energy 144A 7.75% 5/15/13                       55,000        58,300
  +Southern Natural Gas
     144A 8.875% 3/15/10                                 35,000        38,150
   Tennessee Gas Pipeline 8.375% 6/15/32                 70,000        71,750
 *+Tesoro Pete 144A 8.00% 4/15/08                        95,000        95,475
   Transcontinental Gas Pipeline
     6.125% 1/15/05                                      35,000        35,350
     6.25% 1/15/08                                       45,000        44,775
     8.875% 7/15/12                                      75,000        83,250
  *Williams - Series A 7.50% 1/15/31                     40,000        34,000
  *Williams Companies 6.625% 11/15/04                    40,000        39,400
                                                                   ----------
                                                                    1,206,449
                                                                   ----------
Environmental Services - 0.23%
  +Casella Waste Systems
     144A 9.75% 2/1/13                                   45,000        47,475
  *IESI 10.25% 6/15/12                                  100,000       105,000
                                                                   ----------
                                                                      152,475
                                                                   ----------
Food, Beverage & Tobacco - 0.59%
   B&G Foods 9.625% 8/1/07                              115,000       118,306
   Denny's Corp/Denny's Holdings
     12.75% 9/30/07                                     115,000       118,450
   DiGiorgio 10.00% 6/15/07                              95,000        94,525
   National Wine & Spirits 10.125% 1/15/09               75,000        67,125
                                                                   ----------
                                                                      398,406
                                                                   ----------
Healthcare & Pharmaceuticals - 0.20%
  +Ameripath 144A 10.50% 4/1/13                          35,000        36,575
[]+HMP Equity 144A
     15.433% 5/15/08                                     30,000        14,400
   Team Health 12.00% 3/15/09                            80,000        82,000
                                                                   ----------
                                                                      132,975
                                                                   ----------

                                                       Principal      Market
                                                        Amount**   Value (U.S.$)
--------------------------------------------------------------------------------
Non-Convertible Bonds (continued)
--------------------------------------------------------------------------------
Industrial Machinery - 0.09%
  *Amkor Technology 9.25% 2/15/08               USD      55,000    $   57,475
                                                                   ----------
                                                                       57,475
                                                                   ----------
Leisure, Lodging & Entertainment - 1.18%
   Alliance Gaming Series B 10.00% 8/1/07                45,000        46,913
   Extended Stay America 9.875% 6/15/11                  45,000        47,138
  +Hard Rock Hotel 144A 8.875% 6/1/13                    55,000        56,788
   Herbst Gaming 10.75% 9/1/08                           75,000        82,312
  *MeriStar Hospitality Operating
   Partnership 10.50% 6/15/09                            55,000        53,763
   Penn National Gaming 11.125% 3/1/08                   60,000        66,000
  *Regal Cinemas 9.375% 2/1/12                          120,000       131,099
  *Royal Caribbean 8.75% 2/2/11                         150,000       151,499
  *Six Flags 9.75% 6/15/07                               55,000        55,413
  +Town Sports International
     144A 9.625% 4/15/11                                 25,000        26,125
  +Turning Stone Casino Resort
   Enterprise 144A 9.125% 12/15/10                       70,000        74,112
                                                                   ----------
                                                                      791,162
                                                                   ----------
Metals & Mining - 0.14%
   Earle M. Jorgensen 9.75% 6/1/12                       40,000        41,800
+++Weirton Steel 10% 4/1/08                             522,500        54,863
                                                                   ----------
                                                                       96,663
                                                                   ----------
Packaging & Containers - 0.46%
  *AEP Industries 9.875% 11/15/07                        85,000        82,875
   Consolidated Container 10.125% 7/15/09                85,000        52,275
  +Graham Packaging 144A 8.75% 1/15/08                   55,000        54,450
   Portola Packaging 10.75% 10/1/05                      25,000        25,625
  +Radnor Holdings 144A 11.00% 3/15/10                   90,000        91,350
                                                                   ----------
                                                                      306,575
                                                                   ----------
Paper & Forest Products - 0.34%
   Georgia-Pacific
    *9.875% 11/1/21                                     205,000       201,925
    +144A 7.375% 7/15/08                                 25,000        24,875
                                                                   ----------
                                                                      226,800
                                                                   ----------
Real Estate - 0.27%
   Forest City Enterprises 7.625% 6/1/15                105,000       108,413
   Tanger Properties 9.125% 2/15/08                      70,000        72,625
                                                                   ----------
                                                                      181,038
                                                                   ----------
Restaurants - 0.03%
   Avado Brands 9.75% 6/1/06                             45,000        20,925
                                                                   ----------
                                                                       20,925
                                                                   ----------
Retail - 0.53%
  *J Crew Operating 10.375% 10/15/07                    100,000        94,500
  *Office Depot 10.00% 7/15/08                          100,000       117,500
  *Petco Animal Supplies 10.75% 11/1/11                  45,000        50,738
  +Remington Arms 144A 10.50% 2/1/11                     60,000        60,450
  *Saks 7.25% 12/1/04                                    30,000        31,275
                                                                   ----------
                                                                      354,463
                                                                   ----------

Statement                                   Delaware Investments Global Dividend
   OF NET ASSETS (CONTINUED)                and Income Fund, Inc.



                                                       Principal      Market
                                                        Amount**   Value (U.S.$)
--------------------------------------------------------------------------------
Non-Convertible Bonds (continued)
--------------------------------------------------------------------------------
Telecommunications - 1.34%
[]+American Tower Escrow
     144A 10.886% 8/1/08                        USD      35,000    $   22,050
   Crown Castle International
    #10.625% 11/15/07                                    50,000        53,125
    *10.75% 8/1/11                                       85,000        89,675
   Insight Midwest
     9.75% 10/1/09                                       25,000        26,250
     10.50% 11/1/10                                      45,000        48,825
  *Nextel Communications 9.375% 11/15/09                 60,000        64,650
   Nextel Partners
    *12.50% 11/15/09                                     30,000        33,750
    #14.00% 2/1/09                                       70,000        71,225
   Nortel Networks Capital 7.40% 6/15/06                 60,000        59,100
   Qwest 7.20% 11/1/04                                   35,000        35,919
  +Qwest Services 144A 13.50% 1/1/08                    135,000       154,237
   Star Choice Communications
     13.00% 12/15/05                                     45,000        47,700
   Time Warner Telecommunications
     9.75% 7/15/08                                      215,000       190,274
                                                                   ----------
                                                                      896,780
                                                                   ----------
Textiles, Apparel & Furniture - 0.14%
  +Oxford Industry 144A 8.875% 6/1/11                    95,000        95,950
                                                                   ----------
                                                                       95,950
                                                                   ----------
Transportation & Shipping - 0.47%
   Hornbeck Offshore Services
     10.625% 8/1/08                                      50,000        54,500
   Kansas City Southern Railway
     9.50% 10/1/08                                       85,000        91,375
  +Overseas Shipholding Group
     144A 8.25% 3/15/13                                  95,000        97,850
   Stena AB 9.625% 12/1/12                               65,000        70,931
                                                                   ----------
                                                                      314,656
                                                                   ----------
Utilities - 1.13%
   Avista 9.75% 6/1/08                                  100,000       111,000
   Calpine 10.50% 5/15/06                                85,000        70,125
   Homer City Fund 8.137% 10/1/19                        40,000        41,500
  +Illinois Power 144A 11.50% 12/15/10                   20,000        22,050
   Midland Funding II 11.75% 7/23/05                    100,000       108,250
   Midwest Generation 8.30% 7/2/09                       70,000        68,725
   Mirant Americas Generation
    *7.625% 5/1/06                                       35,000        25,988
     8.30% 5/1/11                                        40,000        25,200
  +Nevada Power 144A 10.875% 10/15/09                    35,000        38,763
   Orion Power Holdings 12.00% 5/1/10                    65,000        70,525
  +PSEG Energy Holdings 144A
     7.75% 4/16/07                                       50,000        53,178
  +Williams Gas Pipelines Central
     144A 7.375% 11/15/06                               120,000       126,600
                                                                   ----------
                                                                      761,904
                                                                   ----------
Total Non-Convertible Bonds
   (cost $9,756,014)                                                9,857,404
                                                                   ----------

                                                       Principal      Market
                                                        Amount**   Value (U.S.$)
--------------------------------------------------------------------------------
Foreign Bonds - 41.01%
--------------------------------------------------------------------------------
Australia - 3.39%
  *Normandy Yandal Operations
     8.875% 4/1/08                              USD      95,000    $   54,150
   Queensland Treasury
     6.00% 7/14/09                              AUD   2,800,000     1,937,186
   Telstra 6.375% 6/29/11                       EUR     210,000       284,954
                                                                   ----------
                                                                    2,276,290
                                                                   ----------
Austria - 0.83%
   Republic of Austria 4.00% 7/15/09                    450,000       555,202
                                                                   ----------
                                                                      555,202
                                                                   ----------
Belgium - 2.41%
   Belgium Government 5.75% 9/28/10                   1,200,000     1,615,324
                                                                   ----------
                                                                    1,615,324
                                                                   ----------
British Virgin Islands - 0.10%
  *ChipPAC International
     12.75% 8/1/09                              USD      60,000        67,650
                                                                   ----------
                                                                       67,650
                                                                   ----------
Canada - 1.08%
   Ainsworth Lumber
     12.50% 7/15/07                                      75,000        83,625
     13.875% 7/15/07                                     20,000        22,500
   CP Ships 10.375% 7/15/12                              55,000        61,600
  *Fairfax Financial Holdings
     7.75% 12/15/03                                     115,000       115,000
   Rogers Cablesystems 10.00% 3/15/05                   175,000       188,125
  *Tembec Industries 8.50% 2/1/11                       155,000       154,225
   Western Oil Sands 8.375% 5/1/12                       95,000       103,075
                                                                   ----------
                                                                      728,150
                                                                   ----------
Dominican Republic - 0.11%
  +Dominican Republic 144A 9.04% 4/1/13                  75,000        71,438
                                                                   ----------
                                                                       71,438
                                                                   ----------
France - 2.46%
   France Government Bond O.A.T.
     5.50% 4/25/10                              EUR   1,000,000     1,332,578
     4.00% 10/25/09                                     260,000       319,652
                                                                   ----------
                                                                    1,652,230
                                                                   ----------
Germany - 4.36%
   Deutschland Republic
     5.00% 7/4/11                                     1,300,000     1,683,737
     6.25% 1/4/24                                       850,000     1,244,861
                                                                   ----------
                                                                    2,928,598
                                                                   ----------
Greece - 0.44%
   Hellenic Republic 8.60% 3/26/08                      200,000       293,963
                                                                   ----------
                                                                      293,963
                                                                   ----------
Ireland - 0.16%
   MDP Acquisitions
     9.625% 10/1/12                             USD      20,000        21,625
    +144A 9.625% 10/1/12                                 80,000        86,500
                                                                   ----------
                                                                      108,125
                                                                   ----------

Statement                                   Delaware Investments Global Dividend
   OF NET ASSETS (CONTINUED)                and Income Fund, Inc.



                                                       Principal      Market
                                                        Amount**   Value (U.S.$)
--------------------------------------------------------------------------------
Foreign Bonds (continued)
--------------------------------------------------------------------------------
Mexico - 4.58%
   United Mexican States Global
     7.375% 3/13/08                             EUR   1,000,000   $ 1,334,701
     8.25% 2/24/09                              DEM   2,500,000     1,740,442
                                                                  -----------
                                                                    3,075,143
                                                                  -----------
Netherlands - 0.40%
   RWE Finance 6.125% 10/26/12                  EUR     200,000       266,353
                                                                  -----------
                                                                      266,353
                                                                  -----------
New Zealand - 5.72%
   New Zealand Government
     6.00% 11/15/11                             NZD   3,000,000     1,811,994
     7.00% 7/15/09                                    2,000,000     1,260,889
     8.00% 4/15/04                                    1,300,000       770,159
                                                                  -----------
                                                                    3,843,042
                                                                  -----------
Norway - 2.52%
   Kingdom of Norway
     6.00% 5/16/11                              NOK   3,300,000       538,199
     6.50% 5/15/13                                    3,200,000       544,768
     6.75% 1/15/07                                    3,300,000       535,733
   Ocean Rig Norway
     10.25% 6/1/08                              USD      85,000        70,975
                                                                  -----------
                                                                    1,689,675
                                                                  -----------
Peru - 0.21%
   Republic of Peru 4.00% 3/7/17                        170,000       141,586
                                                                  -----------
                                                                      141,586
                                                                  -----------
Poland - 3.93%
   Poland Government
     5.00% 10/24/13                             PLZ   6,500,000     1,747,614
     8.50% 2/12/05                                    1,200,000       342,572
     12.00% 10/12/03                                  2,000,000       551,641
                                                                  -----------
                                                                    2,641,827
                                                                  -----------
South Africa - 2.19%
   Republic of South Africa
   Series 153 13.00% 8/31/10                    ZAR  10,000,000     1,469,849
                                                                  -----------
                                                                    1,469,849
                                                                  -----------
Sweden - 6.00%
   Sweden Government
     5.00% 1/28/09                              SEK  18,000,000     2,465,270
     5.50% 10/8/12                                    5,000,000       707,316
     6.75% 5/5/14                                     5,500,000       855,618
                                                                  -----------
                                                                    4,028,204
                                                                  -----------
United Kingdom - 0.12%
   British Telecom 6.875% 2/15/11               EUR      60,000        81,772
                                                                  -----------
                                                                       81,772
                                                                  -----------
Total Foreign Bonds
   (cost $22,594,118)                                              27,534,421
                                                                  -----------

                                                       Number of      Market
                                                        Shares     Value (U.S.$)
--------------------------------------------------------------------------------
Warrants - 0.04%
--------------------------------------------------------------------------------
+++American Tower 144A                                       35   $     3,955
 ++Solutia                                                  130             1
 ++XM Satellite Radio                                        30        21,075
                                                                  -----------
Total Warrants (cost $20,044)                                          25,031
                                                                  -----------
                                                      Principal
                                                       Amount**
--------------------------------------------------------------------------------
Short-Term Securities - 1.85%
--------------------------------------------------------------------------------
***U.S. Treasury Bills
     1.055% 6/26/03                             USD   1,245,000     1,244,085
                                                                  -----------
Total Short-Term Securities
   (cost $1,244,085)                                                1,244,085
                                                                  -----------

Total Market Value of Securities - 130.76%
   (cost $81,102,919)                                              87,786,589
Short-Term Investments Held as Collateral
   for Loaned Securities - 11.40%
   (cost $7,651,588) (a)                                            7,651,588
Obligation to Return Securities
   Lending Collateral - (11.40%) (a)                               (7,651,588)
Borrowings Under Line of Credit - (31.28%)                        (21,000,000)
Receivables and Other Assets
   Net of Liabilities - 0.52%                                         349,925
                                                                  -----------
Net Assets Applicable to 5,985,582
   Shares ($0.01 par value) Outstanding;
   Equivalent to $11.22 per share - 100.00%                       $67,136,514
                                                                  ===========

Statement                                   Delaware Investments Global Dividend
   OF NET ASSETS (CONTINUED)                and Income Fund, Inc.



--------------------------------------------------------------------------------
Components of Net Assets at May 31, 2003:
Common stock, $0.01 par value, 500,000,000
   shares authorized to the Fund                                  $76,172,983
Treasury stock, 665,065 shares at cost                             (8,599,291)
Distributions in excess of net investment income(b)                (1,453,769)
Accumulated net realized loss on investments
   and foreign currencies                                          (5,641,644)
Net unrealized appreciation of investments
   and foreign currencies                                           6,658,235
                                                                  -----------
Total net assets                                                  $67,136,514
                                                                  ===========

  +Security exempt from registration under Rule 144A of the Securities Act of
   1933. See Note 9 in "Notes to Financial Statements".
 ++Non-income producing security for the period ended May 31, 2003.
   Non-income producing security.  Security is currently in default.
  *Fully or partially on loan.
 **Principal amount is stated in the currency in which each bond is denominated. ***U.S. Treasury bills are traded on a discount basis; the interest rate shown is the effective yield at the time of purchase by the Fund.
  #Step coupon bond.
 []Zero coupon bond. The interest rate shown is the yield at the time of purchase.
(a)See Note 8 in "Notes to Financial Statements".
(b)Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

Summary of Abbreviations
TIDES - Term Income Deferred Equity Securities

AUD - Australian Dollar
DEM - German Mark
EUR - European Monetary Unit
NOK - Norwegian Kroner
NZD - New Zealand Dollar
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar
ZAR - South African Rand

See accompanying notes

Statement             Delaware Investments Global Dividend and Income Fund, Inc.
  OF OPERATIONS       Six Months Ended May 31, 2003 (Unaudited)

Investment Income:
  Interest                                                                                       $1,430,587
  Dividends (net of foreign taxes withheld of $40,478)                                              937,885
  Security lending income                                                                             6,466         $ 2,374,938
                                                                                                 ----------         -----------
Expenses:
  Management fees                                                                                   285,301
  Professional fees                                                                                  70,822
  Accounting and administration expenses                                                             50,000
  Reports to shareholders                                                                            37,980
  Custodian fees                                                                                     28,120
  Transfer agent fees                                                                                22,922
  NYSE fees                                                                                          18,248
  Directors' fees                                                                                     5,822
  Other                                                                                              31,718
                                                                                                 ----------
  Total operating expenses (before interest expense)                                                                    550,933
  Interest expense                                                                                                      208,662
                                                                                                                    -----------
  Total operating expenses (after interest expense)                                                                     759,595
  Less expenses paid indirectly                                                                                            (725)
                                                                                                                    -----------
  Total expenses                                                                                                        758,870
                                                                                                                    -----------
Net Investment Income                                                                                                 1,616,068
                                                                                                                    -----------

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
  Net realized gain (loss) on:
    Investments                                                                                                        (593,529)
    Foreign currencies                                                                                                  271,580
                                                                                                                    -----------
  Net realized loss                                                                                                    (321,949)
  Net change in unrealized appreciation/depreciation of investments and foreign currencies                            9,686,899
                                                                                                                    -----------
Net Realized and Unrealized Gain on Investments and Foreign Currencies                                                9,364,950
                                                                                                                    -----------

Net Increase in Net Assets Resulting from Operations                                                                $10,981,018
                                                                                                                    ===========

See accompanying notes

Statements                    Delaware Investments Global Dividend and Income Fund, Inc.
  OF CHANGES IN NET ASSETS




                                                                                                   Six Months          Year
                                                                                                     Ended             Ended
                                                                                                     5/31/03          11/30/02
                                                                                                   (Unaudited)

Increase (Decrease) in Net Assets from Operations:
  Net investment income                                                                           $ 1,616,068        $ 2,981,703
  Net realized loss on investments and foreign currencies                                            (321,949)        (4,643,149)
  Net change in unrealized appreciation/depreciation of investments and foreign currencies          9,686,899          3,106,527
                                                                                                  -----------        -----------
  Net increase in net assets resulting from operations                                             10,981,018          1,445,081
                                                                                                  -----------        -----------

Dividends and Distributions to Shareholders from:
  Net investment income                                                                            (3,367,162)        (2,182,468)
  Return of capital                                                                                        --         (6,609,672)
                                                                                                  -----------        -----------
                                                                                                   (3,367,162)        (8,792,140)
                                                                                                  -----------        -----------
Net Increase (Decrease) in Net Assets                                                               7,613,856         (7,347,059)

Net Assets:
  Beginning of period                                                                              59,522,658         66,869,717
                                                                                                  -----------        -----------
  End of period                                                                                   $67,136,514        $59,522,658
                                                                                                  ===========        ===========

See accompanying notes

Statement             Delaware Investments Global Dividend and Income Fund, Inc.
  OF CASH FLOWS       Six Months Ended May 31, 2003 (Unaudited)

Net Cash (Including Foreign Currency) Provided by Operating Activities:
Net increase in net assets resulting from operations                                                                 $10,981,018
                                                                                                                     -----------
  Adjustments to reconcile net increase in net assets from operations to cash provided by operating activities:
    Amortization of premium and discount on securities                                                                   188,188
    Net proceeds from investment transactions                                                                            906,188
    Net realized loss on investments                                                                                     593,529
    Net realized gain on foreign currencies                                                                             (271,580)
    Net change in unrealized appreciation/depreciation of investments and foreign currencies                          (9,686,899)
    Increase in receivable for investments sold                                                                       (1,341,023)
    Increase in interest and dividends receivable                                                                        (22,063)
    Increase in other assets                                                                                                (209)
    Increase in payable for investments purchased                                                                      1,866,167
    Decrease in interest payable                                                                                         (13,990)
    Increase in accrued expenses and other liabilities                                                                    18,842
                                                                                                                     -----------
  Total adjustments                                                                                                   (7,762,850)
                                                                                                                     -----------
Net cash provided by operating activities                                                                              3,218,168
                                                                                                                     -----------

Cash flows used for financing activities:
  Cash dividends and distributions paid                                                                               (3,367,162)
                                                                                                                     -----------
Net cash used for financing activities                                                                                (3,367,162)
                                                                                                                     -----------
Effect of exchange rates on cash                                                                                          22,887
                                                                                                                     -----------
Net decrease in cash                                                                                                    (126,107)
Cash at beginning of period                                                                                               88,253
                                                                                                                     -----------
Cash at end of period                                                                                                $   (37,854)
                                                                                                                     ===========

Cash paid for interest                                                                                               $   378,626
                                                                                                                     ===========

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    Delaware Investments Global Dividend and Income Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                             Ended                                Year Ended
                                                           5/31/03(5)   11/30/02(3)   11/30/01     11/30/00    11/30/99    11/30/98
                                                          (Unaudited)
Net asset value, beginning of period                        $ 9.940       $11.170      $11.770     $13.920      $15.700     $17.090

Income (loss) from investment operations:
Net investment income4                                        0.270         0.499        0.620       0.700        0.930       1.090
Net realized and unrealized gain (loss) on
  investments and foreign currencies                          1.573        (0.260)       0.280      (1.350)      (1.070)     (0.700)
                                                            -------       -------      -------     -------      -------     -------
Total from investment operations                              1.843         0.239        0.900      (0.650)      (0.140)      0.390
                                                            -------       -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                        (0.563)       (0.365)      (0.195)     (0.530)      (0.860)     (1.380)
Net realized gains on investment transactions                    --            --       (0.084)     (0.470)      (0.780)     (0.400)
Return of capital                                                --        (1.104)      (1.221)     (0.500)          --          --
                                                            -------       -------      -------     -------      -------     -------
Total dividends and distributions                            (0.563)       (1.469)      (1.500)     (1.500)      (1.640)     (1.780)
                                                            -------       -------      -------     -------      -------     -------

Net asset value, end of period                              $11.220       $ 9.940      $11.170     $11.770      $13.920     $15.700
                                                            =======       =======      =======     =======      =======     =======

Market value, end of period                                 $11.950       $10.400      $12.400     $10.380      $11.750     $15.880
                                                            =======       =======      =======     =======      =======     =======

Total return based on:(1)
Market value                                                 21.04%        (5.49%)      34.52%       0.29%      (17.00%)      2.05%
Net asset value                                              18.90%         0.28%        6.91%      (4.04%)      (0.57%)      2.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                     $67,137       $59,523      $66,870     $70,420      $92,601    $104,446
Ratio of total operating expenses to average net assets       2.51%         2.26%        3.31%       3.45%        2.69%       2.69%
Ratio of total operating expenses to adjusted
  average net assets (before interest expense)(2)             1.35%         1.06%        1.10%       1.04%        1.00%       1.03%
Ratio of interest expense to adjusted average net
  assets(2)                                                   0.51%         0.64%        1.35%       1.62%        1.15%       1.16%
Ratio of net investment income to average net assets          5.35%         4.69%        5.18%       5.34%        6.14%       6.63%
Ratio of net investment income to adjusted average
  net assets(2)                                               3.97%         3.53%        3.84%       4.11%        4.92%       5.38%
Portfolio turnover                                             120%           69%          47%         43%          58%         51%

Leverage analysis:
Debt outstanding at end of period (000 omitted)             $21,000       $21,000      $25,000     $25,000      $25,000     $25,000
Average daily balance of debt outstanding (000 omitted)     $21,000       $21,603      $25,000     $25,000      $25,000     $25,000
Average daily balance of shares outstanding (000 omitted)     5,986         5,986        5,986       6,389        6,651       6,651
Average debt per share                                        $3.51         $3.61        $4.18       $3.91        $3.76       $3.76

(1) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(2) Adjusted average net assets excludes debt outstanding.

(3) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities. The effect of this change for the year ended November 30, 2002 was a decrease in net investment income per share of $0.024, an increase in net realized and unrealized gain (loss) per share of $0.024, a decrease in the ratio of net investment income to average net assets of 0.23%, and a decrease in the ratio of net investment income to adjusted average net assets of 0.17%. Per share data and ratios for periods prior to December 1, 2001 have not been restated to reflect this change in accounting.

(4) The average shares outstanding method has been applied for per share information.

(5) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Notes                          Delaware Investments Global Dividend and Income
  TO FINANCIAL STATEMENTS      Fund, Inc.
                               May 31, 2003 (Unaudited)

Delaware Investments Global Dividend and Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's shares trade on the New York Stock Exchange under the symbol DGF.

The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary objective.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation - All domestic equity securities are valued at the last quoted sales price as of time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. If on a particular day a security does not trade, then the mean between the bid and the asked prices will normally be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Distributions - The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains and, if necessary, a return of capital. The current annualized rate is $1.125 per share. The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. Distributions received from Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $725 for the six months ended May 31, 2003. In addition, the Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2003. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.70%, which is calculated daily based on the adjusted average weekly net assets.

DMC has entered into a sub-advisory agreement with Delaware International Advisers Ltd. (DIAL), an affiliate of DMC, related to the foreign securities portion of the Fund. For the services provided, DMC pays DIAL a monthly fee which is equal to 40% of the fee paid to DMC under the terms of the Investment Management Agreement. The Fund does not pay any fees directly to DIAL.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC and DIAL, to provide accounting and administration services. The Fund pays DSC a monthly fee computed at the annual rate of 0.05% of the Fund's adjusted average weekly net assets, subject to an annual minimum of $100,000.

Notes                                  Delaware Investments Global Dividend and
  TO FINANCIAL STATEMENTS (CONTINUED)  Income Fund, Inc.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
For purposes of the calculation of investment management fees and administration fees, adjusted average weekly net assets does not include the line of credit liability. At May 31, 2003, the Fund had liabilities payable to affiliates as follows:

     Investment                  Accounting,                 Other expenses
   management fee         administration and other           payable to DMC
   payable to DMC         expenses payable to DSC            and affiliates
   --------------         ------------------------           --------------
      $10,633                     $14,377                       $2,599

Certain officers of DMC, DIAL and DSC are officers and/or directors of the Fund. These officers and directors are paid no compensation by the Fund.

3. Investments
For the six months ended May 31, 2003, the Fund made purchases of $47,193,093 and sales of $48,331,621 of investment securities other than U.S. government securities and short-term investments.

At May 31, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2003, the cost of investments was $81,028,730. At May 31, 2003, the net unrealized appreciation was $6,757,859 of which $12,777,424 related to unrealized appreciation of investments and $6,019,565 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended May 31, 2003 and year ended November 30, 2002 was as follows:

                                     Six Months           Year
                                       Ended             Ended
                                      5/31/03*          11/30/02
                                     ----------         --------
Ordinary income                      $3,367,162        $2,182,468
Return of capital                            --         6,609,672
                                     ----------        ----------
Total                                $3,367,162        $8,792,140
                                     ==========        ==========

*Tax information for the six months ended May 31, 2003 is an estimate and a portion of the ordinary income will be redesignated as return of capital at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                                   $67,573,692
Distributions in excess of ordinary income                       (1,453,769)
Net realized capital losses on investments                         (550,012)
Capital loss carryforwards                                       (5,080,199)
Unrealized appreciation/depreciation on investments               6,646,802
                                                                -----------
Net assets                                                      $67,136,514
                                                                ===========

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,093,240 expires in 2009 and $3,986,959 expires in 2010.

5. Capital Stock
The Fund did not repurchase any shares under the Share Repurchase Program or have any transactions in common shares during the six months ended May 31, 2003.

Shares issuable under the Fund's dividend reinvestment plan are purchased by the Fund's transfer agent, Mellon Investor Services, LLC, in the open market.

6. Line of Credit
The Fund has entered into a Line of Credit Agreement with J.P. Morgan Chase for $21,000,000. At May 31, 2003, the par value of loans outstanding was $21,000,000 at a variable interest rate of 1.82%. During the period, the average daily balance of loans outstanding was $21,000,000 at a weighted average interest rate of approximately 1.98%. The maximum amount of loans outstanding at any time during the year was $21,000,000. The loan is collateralized by the Fund's portfolio.

7. Foreign Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following foreign currency exchange contracts were outstanding at May 31, 2003:

                                                   Settlement      Unrealized
Contracts to Deliver        In Exchange for        Date            Depreciation
--------------------        ---------------        ----------      ------------
2,230,764                      $1,620,370          6/2/2003         ($3,916)
Canadian Dollars

                                                   Settlement      Unrealized
Contracts to Deliver        In Exchange for        Date            Depreciation
--------------------        ---------------        ----------      ------------
10,855,180                     $1,624,419          6/3/2003         ($2,804)
Norwegian Kroner

Notes                                  Delaware Investments Global Dividend and
  TO FINANCIAL STATEMENTS (CONTINUED)  Income Fund, Inc.

8. Securities Lending
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements.

Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings.

In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. At May 31, 2003, the market value of securities on loan was $7,633,340.

The securities on loan were collateralized by the following:

Description                                            Market Value
-----------                                            ------------
Morgan Stanley Dean Witter Discover 1.41% 6/1/04       $   86,721
Canadian Imperial Bank NY 1.4095% 10/9/03                  43,350
Racers Series 2002-35-C 1.60855% 4/15/04                  215,928
Goldman Sachs Group LP 1.515% 7/14/03                     303,524
Wilmington Trust Company 1.26% 7/21/03                    217,471
Fannie Mae 1.314945% 1/29/04                            2,167,944
Barclays London 1.27% 6/17/03                             347,347
Merrill Lynch Mortgage Capital 1.475% 6/6/03              216,803
UBS Warburg LLC 1.375% 6/2/03                           4,052,500
                                                       ----------
                                                       $7,651,588
                                                       ==========

9. Credit and Market Risks
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high-yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the six months ended May 31, 2003. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

10. Industry Allocation
As of May 31, 2003, the foreign bond holdings of the Fund, classified by type of business, were as follows:

                                                             Percentage
Industry                                                    of Net Assets
-------------------------------------------------------------------------
Banking, Finance & Insurance                                    0.17%
-------------------------------------------------------------------------
Building & Materials                                            0.31%
-------------------------------------------------------------------------
Cable, Media & Publishing                                       0.28%
-------------------------------------------------------------------------
Computers & Technology                                          0.10%
-------------------------------------------------------------------------
Energy                                                          0.11%
-------------------------------------------------------------------------
Government                                                     38.54%
-------------------------------------------------------------------------
Mining                                                          0.08%
-------------------------------------------------------------------------
Paper & Forest Products                                         0.39%
-------------------------------------------------------------------------
Telecommunications                                              0.55%
-------------------------------------------------------------------------
Transportation                                                  0.09%
-------------------------------------------------------------------------
Utilities                                                       0.40%
-------------------------------------------------------------------------
Total                                                          41.01%
-------------------------------------------------------------------------

Like any investment in securities, the value of the Fund may be subject to risk or loss from market, currency, economic and political factors which may occur in the countries where the Fund is invested.

Delaware
Investments(SM)                              [LOGO]
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware Investments Global Dividend and Income Fund, Inc. shareholders. The return and principal value of an investment in the Fund will fluctuate so that shares, when resold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Act of 1940 that the Fund may, from time to time, purchase shares of its Common Stock on the open market at market prices.

Board of Directors                          Affiliated Officers                     Contact Information
Walter P. Babich                            Jude T. Driscoll                        Investment Manager
Board Chairman                              Chairman                                Delaware Management Company
Citadel Construction Corporation            Delaware Investments Family of Funds    Philadelphia, PA
King of Prussia, PA                         Philadelphia, PA
                                                                                    International Affiliate
David K. Downes                             Michael P. Bishof                       Delaware International Advisers Ltd.
President and Chief Executive Officer       Senior Vice President and Treasurer     London, England
Delaware Investments Family of Funds        Delaware Investments Family of Funds
Philadelphia, PA                            Philadelphia, PA                        Principal Office of the Fund
                                                                                    2005 Market Street
John H. Durham                              Richelle S. Maestro                     Philadelphia, PA  19103
Private Investor                            Senior Vice President,
Gwynedd Valley, PA                          General Counsel and Secretary           Independent Auditors
                                            Delaware Investments Family of Funds    Ernst & Young LLP
John A. Fry                                 Philadelphia, PA                        2001 Market Street
President                                                                           Philadelphia, PA 19103
Franklin & Marshall College
Lancaster, PA                                                                       Registrar and Stock Transfer Agent
                                                                                    Mellon Investor Services, LLC
Anthony D. Knerr                                                                    Overpeck Centre
Managing Director                                                                   85 Challenger Road
Anthony Knerr & Associates                                                          Ridgefield, NJ  07660
New York, NY                                                                        800 851-9677

Ann R. Leven*                                                                       For Securities Dealers and Financial
Former Treasurer/Chief Fiscal Officer                                               Institutions Representatives Only
National Gallery of Art                                                             800 362-7500
Washington, DC
                                                                                    Web site
Thomas F. Madison*                                                                  www.delawareinvestments.com
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans*
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

*Audit Committee Member

--------------------------------------------------------------------------------
Your Reinvestment Options
Delaware Investments Global Dividend and Income Fund, Inc. offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact Mellon Investor Services, LLC at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in "street" name, contact the broker/dealer holding the shares or your financial advisor.
--------------------------------------------------------------------------------

(7910)                                                        Printed in the USA
SA-DGF [5/03] IVES 7/03                                                    J9272

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in ensuring that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Exhibits

(a)  Code of Ethics

     Not applicable.

(b) (1) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Delaware Investments Global Dividend and Income Fund, Inc.:

Jude T. Driscoll
---------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  August 4, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Jude T. Driscoll
---------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  August 4, 2003


Michael P. Bishof
---------------------------
By:    Michael P. Bishof
Title: Treasurer
Date:  August 4, 2003